Related Party Convertible Notes Payable (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended		239 Months Ended
	Sep. 24, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Related party convertible notes payable (Textual)
Borrowings from shareholder				$ 6,800,000	$ 2,130,000
Unsecured note interest	5.00%				5.00%
Unsecured notes conversion price	$ 2.50
Common shares issued for conversion	6,800,000			115,500	800,000
Warrants issued for conversion of notes	6,800,000
Unsecured note, maturity date	Dec. 31, 2013				Dec. 22, 2012
Converted outstanding notes accrued interest				105,000	2,206,278
Common shares and warrants issued for debt conversions, share				115,500
Common shares and warrants issued for debt conversions					289,975
Short term related party notes				240,000		240,000
Short term debt repaid				563,800
Short term debt, due				100,000		100,000
Due to related parties					500,000
Amortization of debt discounts			45,421	45,421	3,653,530	12,175,705
Principal repayments on debt			675,000	1,725,000	300,000	7,475,000
Warrants purchase price	$ 1
Warrants exercisable term				5 years
Common Stock [Member]
Related party convertible notes payable (Textual)
Common shares and warrants issued for debt conversions, share	76,200
Warrant [Member]
Related party convertible notes payable (Textual)
Common shares and warrants issued for debt conversions, share	76,200
Related Party Notes Payable [Member]
Related party convertible notes payable (Textual)
Converted outstanding notes accrued interest				105,000
Common shares and warrants issued for debt conversions, share				115,500
Common shares and warrants issued for debt conversions				57,915
Amortization of debt discounts					2,239,020
Principal repayments on debt					$ 630,000